Consolidated statements of cash flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Payment of short term lease and variable charges	$ 175	$ 119	$ 161
Non cash transactions
Unpaid acquisitions of property, plant and equipment	488	357	205
Hydrocarbon wells abandonment obligation costs	268	32	(166)
Additions of right-of-use assets	306	284	149
Capitalization of depreciation of right-of-use assets	57	44	54
Capitalization of financial accretion for lease liabilities	14	11	14
Capitalization in associates and joint ventures	$ 1	$ 0	$ 0